Investments (Tables)	6 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of AFS debt securities
The following table presents the amortized cost, unrealized gains and losses, and fair value of AFS debt securities as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥20,017	¥3	¥(20)	¥20,000
Japanese agency and municipal securities	29,713	21	(43)	29,691

Total	¥49,730	¥24	¥(63)	¥49,691

(1)	Net of allowance for credit losses

Summary of AFS debt securities categorized by contractual maturity
The following table presents the amortized cost and fair value of AFS debt securities, categorized by contractual maturity, as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Amortized cost (1)	Fair value
Japanese government securities
1 year to 5 years	¥20,017	¥20,000
Subtotal	¥20,017	¥20,000

Japanese agency and municipal securities
1 year to 5 years	29,713	29,691
Subtotal	¥29,713	¥29,691

Total	¥49,730	¥49,691

(1)	Net of allowance for credit losses

Summary of AFS debt securities in an unrealized loss position
The following table presents the fair value and aging of unrealized losses for AFS debt securities as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Fair value	Unrealized losses
Japanese government securities
Less than 12 months	¥9,994	¥(20)

Subtotal	¥9,994	¥(20)

Japanese agency and municipal securities
Less than 12 months	11,344	(43)

Subtotal	¥11,344	¥(43)

Total	¥21,338	¥(63)